SCHEDULE OF LONG-TERM LOANS (Details)(Parenthetical)										4 Months Ended		5 Months Ended			12 Months Ended			15 Months Ended			16 Months Ended			17 Months Ended						20 Months Ended
		Oct. 15, 2025 USD ($)	Oct. 15, 2025 CNY (¥)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 CNY (¥)	Aug. 23, 2024 USD ($)	Aug. 23, 2024 CNY (¥)	Jul. 25, 2024 USD ($)	Jul. 25, 2024 CNY (¥)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 CNY (¥)	Sep. 30, 2023 USD ($)		Sep. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)		Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)		Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)		Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)		Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)		Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)		Sep. 30, 2023 CNY (¥)	Oct. 15, 2025 CNY (¥)	Aug. 23, 2025 USD ($)	Aug. 23, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)		May 23, 2024	Apr. 12, 2024	Nov. 21, 2023 USD ($)	Nov. 21, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)		Aug. 25, 2023 USD ($)	Aug. 25, 2023 CNY (¥)	Apr. 18, 2023 USD ($)	Apr. 18, 2023 CNY (¥)	Jun. 23, 2022 USD ($)	Jun. 23, 2022 CNY (¥)	May 28, 2022 USD ($)	May 28, 2022 CNY (¥)	May 16, 2022 USD ($)	May 16, 2022 CNY (¥)	May 14, 2022 USD ($)	May 14, 2022 CNY (¥)	Feb. 10, 2022 USD ($)	Feb. 10, 2022 CNY (¥)
Debt Instrument [Line Items]
Long term debt												$ 1,140,054			$ 1,178,279			$ 1,140,054			$ 1,140,054			$ 1,140,054			$ 1,140,054			$ 1,140,054
Interest rate																																						4.00%	4.00%
Long-Term Debt, Current Maturities												1,090,378						1,090,378			1,090,378			1,090,378			1,090,378			1,090,378
China Resources Shenzhen Investment Trust Co Ltd [Member]
Debt Instrument [Line Items]
Long term debt												$ 9,948						$ 9,948			$ 9,948			$ 9,948			$ 9,948			9,948												¥ 71,428														$ 41,783	¥ 300,000
Repayment of debt																														$ 31,835		¥ 228,571
Interest rate	[1]											11.34%						11.34%			11.34%			11.34%			11.34%			11.34%												11.34%
Shenzhen Qianhai Webank One [Member]
Debt Instrument [Line Items]
Long term debt												$ 2,786						$ 2,786			$ 2,786			$ 2,786			$ 2,786			$ 2,786												¥ 20,000												$ 8,356	¥ 60,000
Repayment of debt																								$ 5,571		¥ 40,000
Interest rate												11.97%	[2]		8.82%	[3]		11.97%	[2]		11.97%	[2]		11.97%	[2]		11.97%	[2]		11.97%	[2]					8.82%	[3]					11.97%	[2]
Huaneng Guicheng Trust Corporation Limited One [Member]
Debt Instrument [Line Items]
Long term debt												$ 6,500						$ 6,500			$ 6,500			$ 6,500			$ 6,500			$ 6,500												¥ 46,666												$ 19,499	¥ 140,000
Repayment of debt																								$ 13,145		¥ 93,333
Interest rate	[4]											11.97%						11.97%			11.97%			11.97%			11.97%			11.97%												11.97%
Huaneng Guicheng Trust Corporation Limited Two [Member]
Debt Instrument [Line Items]
Long term debt												$ 120,709						$ 120,709			$ 120,709			$ 120,709			$ 120,709			$ 120,709												¥ 866,666										$ 362,127	¥ 2,600,000
Repayment of debt																											$ 241,418		¥ 1,733,333
Interest rate	[5]											11.97%						11.97%			11.97%			11.97%			11.97%			11.97%												11.97%
Huaneng Guicheng Trust Corporation Limited Three [Member]
Debt Instrument [Line Items]
Long term debt												$ 19,151	[6]					$ 19,151	[6]		$ 19,151	[6]		$ 19,151	[6]		$ 19,151	[6]		$ 19,151	[6]											¥ 137,500								$ 41,783	¥ 300,000
Repayment of debt																					$ 22,632		¥ 162,500
Interest rate												12.60%	[6]					12.60%	[6]		12.60%	[6]		12.60%	[6]		12.60%	[6]		12.60%	[6]											12.60%	[6]							12.60%	12.60%
Shenzhen Qianhai Webank Two [Member]
Debt Instrument [Line Items]
Long term debt												$ 10,447						$ 10,447			$ 10,447			$ 10,447			$ 10,447			$ 10,447												¥ 75,007						$ 20,894	¥ 150,015
Repayment of debt																		$ 10,447		¥ 75,007
Interest rate												11.97%	[7]		7.94%	[8]		11.97%	[7]		11.97%	[7]		11.97%	[7]		11.97%	[7]		11.97%	[7]					7.94%	[8]					11.97%	[7]
Shenzhen Qianhai Webank Three [Member]
Debt Instrument [Line Items]
Long term debt												$ 84,430	[3]		$ 31,870			$ 84,430	[3]		$ 84,430	[3]		$ 84,430	[3]		$ 84,430	[3]		$ 84,430	[3]					¥ 223,333										$ 95,613	¥ 670,000
Repayment of debt												$ 9,106		¥ 63,809	54,636		¥ 382,857
Interest rate	[3]											8.82%						8.82%			8.82%			8.82%			8.82%			8.82%												8.82%
Shenzhen Qianhai Webank Three [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Repayment of debt										$ 18,212	¥ 127,619
Shenzhen Qianhai Webank Four [Member]
Debt Instrument [Line Items]
Long term debt												$ 50,406	[8]					$ 50,406	[8]		$ 50,406	[8]		$ 50,406	[8]		$ 50,406	[8]		$ 50,406	[8]															$ 57,083	¥ 400,000
Repayment of debt												$ 5,436		¥ 38,095	$ 32,619		¥ 228,571
Interest rate	[8]											7.938%						7.938%			7.938%			7.938%			7.938%			7.938%												7.938%
Long-Term Debt, Current Maturities												$ 19,028						$ 19,028			$ 19,028			$ 19,028			$ 19,028			$ 19,028												¥ 133,333
Shenzhen Qianhai Webank Four [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Repayment of debt										$ 10,873	¥ 76,190
Bank Of China Chengdu Zijing West Road Subbranch One [Member]
Debt Instrument [Line Items]
Long term debt																																												$ 856,238	¥ 6,000,000
Repayment of debt						$ 841,967	¥ 5,900,000	$ 14,271	¥ 100,000
Interest rate	[9]														3.35%																					3.35%
Bank Of China Chengdu Zijing West Road Subbranch One [Member] | Forecast [Member]
Debt Instrument [Line Items]
Long term debt		$ 271,142																															¥ 1,900,000	$ 841,967	¥ 5,900,000
Interest rate		3.35%																															3.35%	3.35%	3.35%
Bank Of China Chengdu Zijing West Road Subbranch One [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Repayment of debt				$ 14,271	¥ 100,000
Bank Of China Chengdu Zijing West Road Subbranch Two [Member]
Debt Instrument [Line Items]
Long term debt																																								$ 285,413	¥ 2,000,000
Interest rate	[10]														3.45%																					3.45%
Bank Of China Chengdu Zijing West Road Subbranch Two [Member] | Forecast [Member]
Debt Instrument [Line Items]
Repayment of debt		$ 271,142	¥ 1,900,000

[1]	On February 10, 2022, the Company obtained a loan of RMB300,000 (US$41,783) from China Resources Shenzhen Investment Trust Co., Ltd. From February 10, 2022 to September 30, 2023, the Company repaid RMB228,571 (US$31,835). The balance of RMB71,428 (US$9,948) as of September 30, 2023 was repaid in full upon maturity.
[2]	On May 14, 2022, the Company obtained a loan of RMB60,000 (US$8,356) from Shenzhen Qianhai Webank. From May 14, 2022 to September 30, 2023, the Company repaid RMB40,000 (US$5,571). The balance of RMB20,000 (US$2,786) as of September 30, 2023 was repaid in full upon maturity.
[3]	On April 18, 2023, the Company obtained a loan of RMB670,000 (US$95,613) from Shenzhen Qianhai Webank. From April 18, 2023 to September 30, 2023, the Company repaid RMB63,809 (US$9,106) in total. From October, 2023 to September, 2024, the Company repaid RMB382,857 (US$54,636) in total. As of September 30, 2024, the balance of RMB223,333 (US$31,870) was outstanding, of which RMB127,619 (US$18,212) was repaid from October, 2024 to January, 2025.
[4]	On May 14, 2022, the Company obtained a loan of RMB140,000 (US$19,499) from Huaneng Guicheng Trust Corporation Limited. From May 14, 2022 to September 30, 2023, the Company repaid RMB93,333 (US$13,145). The balance of RMB46,666 (US$6,500) as of September 30, 2023 was repaid in full upon maturity.
[5]	On May 16, 2022, the Company obtained a loan of RMB2,600,000 (US$362,127) from Huaneng Guicheng Trust Corporation Limited. From May 16, 2022 to September 30, 2023, the Company repaid RMB1,733,333 (US$241,418). The balance of RMB866,666 (US$120,709) as of September 30, 2023 was repaid in full upon maturity.
[6]	On May 28, 2022, the Company obtained a loan of RMB300,000 (US$41,783) from Huaneng Guicheng Trust Corporation Limited with interest at 12.6%. From May 28, 2022 to September 30, 2023, the Company repaid RMB162,500 (US$22,632). The balance of RMB137,500 (US$19,151) as of September 30, 2023 was repaid if full upon maturity.
[7]	On June 23, 2022, the Company obtained a loan of RMB150,015 (US$20,894) from Shenzhen Qianhai Webank. From June 23, 2022 to September 30, 2023, the Company repaid RMB75,007 (US$10,447) in total. The balance of RMB75,007 (US$10,447) as of September 30, 2023 was repaid in full upon maturity.
[8]	On April 18, 2023, the Company obtained a loan of RMB400,000 (US$57,083) from Shenzhen Qianhai Webank. From April 18, 2023 to September 30, 2023, the Company repaid RMB38,095 (US$5,436) in total. From October, 2023 to September, 2024, the Company repaid RMB228,571 (US$32,619) in total. As of September 30, 2023, the balance of RMB133,333 (US$19,028) was outstanding, of which RMB76,190 (US$10,873) was repaid from October, 2024 to January, 2025.
[9]	On August 25, 2023, the Company obtained a loan of RMB 6 million (US$856,238) from Bank of China Chengdu Hi-Tech Industrial Development Zone Sub-branch, which was due August 25, 2024. RMB100,000 (US$14,271) was repaid on July 25, 2024. On August 23, 2024, RMB5,900,000 (US$841,967) was refinanced and extended to August 23, 2025 with interest at 3.35%. For presentation purposes, RMB5,900,000 (US$841,967) is classified as a long-term loan.
[10]	On November 21, 2023, the Company obtained a loan of RMB 2 million (US$285,413) from Bank of China Chengdu Hi-Tech Industrial Development Zone Sub-branch, which was due November 20, 2024. RMB100,000 (US$14,271) was repaid in October, 2024. RMB1,900,000 (US$271,142) was refinanced and extended to October 15, 2025 with interest at 3.35%. For presentation purposes, RMB1,900,000 (US$271,142) is classified as a long-term loan.